SwissKey Funds:
                        SBC Short-Term World Income Fund













                                  Annual Report
                                October 31, 1995

SBC Short-Term World Income Fund

         The SBC Short-Term World Income Fund is an actively managed portfolio that provides current income from high quality short-term debt instruments. For the six months ending October 31, 1995, the Fund had a total return of 3.91%. Global interest rates generally declined during the period. One year U.S. Treasury yields declined from 6.25% to 5.50%, one year Canadian yields fell from 7.75% to 6.25% and two year German yields declined from 5.25% to 4.50%. At the end of the October fiscal year, most world economies were growing at very modest rates without much upward momentum. For the fiscal year, the Fund provided a total return of 7.92% in line with the 7.53% total return on one year U.S. Treasury Bills.

         The Fund is currently positioned with 90% exposure to the U.S. market, 5% to Canada and 5% to the Netherlands. Duration is targeted at near 1.75 years, close to neutral compared to a broad 1-3 year U.S. Government index. Over 30% of the Fund is invested in short-term U.S. instruments, where we see further room for lower rates. The Canada and Netherlands positions give the Fund exposure to markets where yields are attractive relative to underlying fundamentals and where modest economic growth may allow further interest rate declines. The Dutch Guilder, however, looks high by our valuation work, so we are fully hedging the currency exposure back to U.S. dollars.

LINE CHART GRAPHIC OMITTED:

                       --------------------
                           Total Return
                        --------------------
                        --------------------
                        One year  Inception
                          Ended      to
                        10/31/95  10/31/95
                        --------------------
                          7.92%     6.70%
                        --------------------

                     SBC Short-Term            Lehman 1-3 Year
                    World Income Fund        Government Bond Index
                    -----------------        ---------------------

   Jul-92                 $10,000                $10,000
   Aug-92                 $10,251                 $9,967
   Sep-92                 $10,372                 $9,661
October 1992              $10,297                 $9,680
   Nov-92                 $10,278                 $9,709
   Dec-92                 $10,399                 $9,748
   Jan-93                 $10,537                 $9,777
   Feb-93                 $10,642                 $9,822
   Mar-93                 $10,683                 $9,823
   Apr-93                 $10,765                 $9,872
   May-93                 $10,732                 $9,992
   Jun-93                 $10,832                $10,062
   Jul-93                 $10,862                $10,102
   Aug-93                 $10,975                $10,214
   Sep-93                 $11,018                $10,204
October 1993              $11,049                $10,255
   Nov-93                 $11,051                $10,244
   Dec-93                 $11,106                $10,357
   Jan-94                 $11,192                $10,378
   Feb-94                 $11,108                $10,223
   Mar-94                 $11,038                $10,108
   Apr-94                 $10,985                $10,066
   May-94                 $11,004                $10,066
   Jun-94                 $11,038                 $9,992
   Jul-94                 $11,162                 $9,982
   Aug-94                 $11,208                 $9,855
   Sep-94                 $11,176                 $9,876
October 1994              $11,208                 $9,887
   Nov-94                 $11,150                 $9,951
   Dec-94                 $11,177                 $9,984
   Jan-95                 $11,366                $10,027
   Feb-95                 $11,558                $10,071
   Mar-95                 $11,638                $10,158
   Apr-95                 $11,766                $10,268
   May-95                 $11,863                $10,390
   Jun-95                 $11,967                $10,434
   Jul-95                 $12,072                $10,479
   Aug-95                 $12,176                $10,535
   Sep-95                 $12,280                $10,579
October 1995              $12,385                $10,670


              Past performance is not predictive of future results

SBC Short-Term World Income Fund
Statement of Assets and Liabilities
October 31, 1995
--------------------------------------------------------------------------------

Assets:

Investment in Short-Term World Income Portfolio ("Portfolio"),
    at value (Note 1)                                             $ 10,079,550
Receivable for fund shares sold                                         37,958
Deferred organization expense (Note 1)                                  25,168
                                                               ----------------

    Total assets                                                    10,142,676
                                                               ----------------

Liabilities:

Dividends payable to shareholders                                        5,095
Distribution fees payable                                                2,357
Payable to Sub-administrator                                               471
Expense payment plan fees payable (Note 2)                              13,887
                                                               ----------------

    Total liabilities                                                   21,810
                                                               ----------------

Net Assets for 1,074,694 shares of beneficial interest
    (outstanding,  par value $0.001 per share, unlimited number
    of shares authorized)                                         $ 10,120,866
                                                               ================

Represented By:

Paid-in capital                                                   $ 12,698,555
Accumulated net realized loss from Portfolio                        (2,687,934)
Net unrealized appreciation from Portfolio                             110,245
                                                               ----------------

Net Assets                                                        $ 10,120,866
                                                               ================

Net Asset Value and Redemption Price Per Share                    $       9.42
                                                               ================

                       See notes to financial statements.

SBC Short-Term World Income Fund
Statement of Operations
For the year ended
October 31, 1995
--------------------------------------------------------------------------------

Net Investment Income from Portfolio (Note 1):
Interest income                                                               $       1,436,880
Expenses                                                                               (159,833)
                                                                                ----------------


    Net investment income from Portfolio                                              1,277,047
                                                                                ----------------

Expenses (Note 2):
Administration fees                                                                      75,537
Distribution fees                                                                        55,767
Expense payment plan fees                                                                23,834

Amortization of organization expenses (Note 1)                                           14,582
                                                                                ----------------


    Total expenses                                                                      169,720
    Less: Waiver of Administration fee                                                   (5,869)
                                                                                ----------------

    Net expenses                                                                        163,851
                                                                                ----------------

Net investment income                                                                 1,113,196
                                                                                ----------------


Realized and Unrealized Gain (Loss) from Portfolio:
Net realized gain (loss) on:
    Investments                                          $        (25,866)
    Foreign currency transactions                                 452,681               426,815
                                                           ---------------
Net unrealized depreciation                                                            (117,394)
                                                                                ----------------

Net realized and unrealized gain from Portfolio                                         309,421
                                                                                ----------------

Net increase in net assets resulting from operations                          $       1,422,617
                                                                                ================

                       See notes to financial statements.

SBC Short-Term World Income Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                      For the year ended October 31,
                                                                 ------------------------------------------
Increase (Decrease) in Net Assets:                                     1995                    1994
                                                                 ------------------      ------------------
Operations:
Net investment income                                                   $1,113,196              $2,668,222
Net realized gain (loss) from Portfolio                                    426,815              (4,543,677)
Net unrealized appreciation (depreciation)
   from Portfolio                                                         (117,394)                 48,388
                                                                 ------------------      ------------------

Net increase (decrease) in net assets resulting
   from operations                                                       1,422,617              (1,827,067)
                                                                 ------------------      ------------------

Dividends and Distributions to Shareholders:
From net investment income                                              (1,113,196)                      -
Tax return of capital                                                       (7,434)             (2,349,102)
                                                                 ------------------      ------------------

Total distributions to shareholders                                     (1,120,630)             (2,349,102)
                                                                 ------------------      ------------------

Capital Share Transactions:
Proceeds from sales of shares                                              549,141              19,968,493
Reinvestment of dividends and distribution                               1,041,045               2,018,128
Cost of shares redeemed                                                (29,894,710)            (26,250,254)
                                                                 ------------------      ------------------

Net decrease in net assets resulting
   from capital share transactions                                     (28,304,524)             (4,263,633)
                                                                 ------------------      ------------------

Net decrease in net assets                                             (28,002,537)             (8,439,802)

Net Assets:
Beginning of year                                                       38,123,403              46,563,205
                                                                 ------------------      ------------------

End of year                                                            $10,120,866             $38,123,403
                                                                 ==================      ==================

Other Information:
Shares sold                                                                 59,313               2,014,439
Shares issued in reinvestment
   of dividends and distributions                                          113,403                 209,469
Shares redeemed                                                         (3,246,774)             (2,720,792)
                                                                 ------------------      ------------------

Net decrease in shares outstanding                                      (3,074,058)               (496,884)
                                                                 ==================      ==================


                       See notes to financial statements.

SBC Short-Term World Income Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                                                              For the period
                                                                                                                   ended
Selected Per Share Data for a Share Outstanding                            For the year ended                  October 31,
Throughout the Periods Indicated:                                               October 31,
                                                                   ----------------------------------------
                                                                      1995          1994          1993           1992 (a)
                                                                   ------------  ------------  ------------  ------------------
   Net Asset Value, beginning of period                                  $9.19        $10.02         $9.99              $10.50
                                                                   ------------  ------------  ------------  ------------------

Income from investment operations:
   Net investment income (c)                                              0.47          0.56          0.52                0.18
   Net realized and unrealized gain (loss) from Portfolio                 0.24        (0.91)          0.06              (0.51)
                                                                   ------------  ------------  ------------  ------------------

     Total increase (decrease) from investment operations                 0.71        (0.35)          0.58              (0.33)
                                                                   ------------  ------------  ------------  ------------------

Dividends and Distributions to Shareholders:
   From net investment income                                           (0.47)             -        (0.52)              (0.18)
   In excess of net investment income                                        -             -        (0.03)                   -
   Tax return of capital                                                (0.01)        (0.48)             -                   -
                                                                   ------------  ------------  ------------  ------------------

     Total dividends and distributions                                  (0.48)        (0.48)        (0.55)              (0.18)
                                                                   ------------  ------------  ------------  ------------------

   Net asset value, end of period                                        $9.42         $9.19        $10.02               $9.99
                                                                   ============  ============  ============  ==================

   Total return                                                          7.92%       (3.59)%         5.94%             (3.20)%
   (b)

Ratios/supplemental data:
Net Assets, end of period (in 000's)                                   $10,121       $38,123       $46,563             $29,986
Ratio of expenses to average net assets (c)                              1.50%         1.50%         1.50%               1.30% (d)
Ratio of net investment income to average net assets (c)                 5.16%         5.66%         5.18%               5.93% (d)

     (a)  Commencement of operations, July 20 , 1992.
     (b)  Periods of less than one year are not annualized.
     (c)  Includes the fund's share of Portfolio expenses.
     (d)  Annualized.

                       See notes to financial statements.

SBC Short-Term World Income Fund
Notes to Financial Statements
October 31, 1995
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies. SBC Short-Term World Income Fund (the "Fund") is a separate series of SwissKey Funds (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, non-diversified management investment company. The Declaration of Trust permits the Trustees to create an unlimited number of series of the Trust, each of which is a separate class of shares. At October 31, 1995, there was one active series in the Trust.

The Fund invests all of its investable assets in the Short-Term World Income Portfolio (the "Portfolio"), an open-end, non-diversified management investment company having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (19.8% at October 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of the significant accounting policies of the Fund:

         A. Investment Valuation. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

         B. Investment Income and Dividends to Shareholders. The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio. Dividends to shareholders are declared daily and paid monthly based on taxable income which may differ from net investment income. Distributions to shareholders of net realized capital gains, if any, will be made no less frequently than annually.

SBC Short-Term World Income Fund
Notes to Financial Statements (continued)
October 31, 1995
--------------------------------------------------------------------------------

         C. Federal Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders within the prescribed time periods. Accordingly, no provisions for federal income or excise tax are necessary. As of October 31, 1995, the Fund had available for United States federal income tax purposes a capital loss carryover of approximately $592,000, which if not used, will expire in fiscal year 2002.

         D. Deferred Organization Expenses. Costs incurred in connection with the organization of the Fund are being amortized on a straight-line basis over a five-year period.

2.  Transactions with Affiliates.

         A. Administration Fee. Pursuant to an Administrative Services Agreement, the Trust has retained Swiss Bank Corporation ("SBC") as administrator to the Fund. SBC provides the Fund with certain facilities and services necessary for the operation of the Fund. For its services under the Administrative Services Agreement, SBC receives a fee from the Fund, computed daily and paid monthly, at an annual rate not to exceed 0.35% of the Fund's average daily net assets. For the period August 1, 1995 through October 31, 1995, SBC has waived its administration fee.

Pursuant to a Subadministrative Services Agreement, SwissKey Fund Services, Inc. ("SFS") performs such subadministrative duties for the Fund as may be agreed upon by SBC and SFS. Such duties include providing management and administrative services necessary for the operation of the Fund, furnishing office space and facilities required for conducting the business of the Fund and paying the compensation of the Fund's officers and Trustees affiliated with SFS. For its services under the Subadministrative Services Agreement, SFS receives a fee directly from SBC, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the Fund's average daily net assets.

The Portfolio has entered into a similar administrative services agreement with SFS.

SBC Short-Term World Income Fund
Notes to Financial Statements (continued)
October 31, 1995
--------------------------------------------------------------------------------

         B. Distribution Fee. The Trustees have adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides that the Fund will use up to 0.35% of its average daily net assets annually to pay expenses related to the distribution of its shares. These expenses include a service fee of 0.25% of the Fund's average daily net assets which are attributable to entities authorized by SFS to place orders for the purchase of Fund shares. The remaining amount after payment of the service fee will be available for reimbursement of other distribution related expenses.

         C. Expense Payment Agreement Fee. On September 21, 1994 the Trustees approved an Expense Payment Agreement effective September 30, 1994 which supersedes the previously effective Expense Reimbursement Fee Agreement. SFS and its affiliate have agreed to pay certain expenses of the Fund subject to reimbursement by the Fund. To accomplish such reimbursement the Fund pays an expense payment fee, computed daily and paid monthly, such that after such reimbursement the aggregate expenses of the Fund, including the allocation of the Fund's pro rata portion of the Portfolio's expenses, will not exceed 1.50% of the Fund's average daily net assets. The Expense Payment Agreement may be terminated by any party on not less that 60 days notice. For the fiscal year ended October 31, 1995, SFS incurred $98,000 in expenses on behalf of the Funds. As of October 31, 1995, the cumulative excess of payments over reimbursements amounted to $96,000.

3. Investment Transactions. Additions and reductions in the Fund's investment in the Portfolio amounted to $511,183 and $30,410,893, respectively during the fiscal year ended October 31, 1995.

4. Subsequent Event. On December 14, 1995, the Trustees of the Trust voted to terminate the Trust as an investment company under the Investment Company Act of 1940. SFS has agreed to reimburse the balance of unamortized organizational expenses. On January 31, 1996, the proposed liquidation date, the amount of deferred organizational expenses will be $21,492.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS




To the Shareholders and Board of Trustees
SBC Short-Term World Income Fund



We have audited the accompanying statement of assets and liabilities of SBC Short-Term World Income Fund (the sole fund constituting SwissKey Funds) as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As more fully described in Note 4 to the Financial Statements, on December 14, 1995 the Trustees voted to terminate SwissKey Funds, including the SBC Short-Term World Income Fund.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SBC Short-Term World Income Fund at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.




                                                     ERNST & YOUNG LLP

New York, New York
December 27, 1995

Short-Term World Income Portfolio
Portfolio of Investments
October 31, 1995
--------------------------------------------------------------------------------

                                                     Principal         Value
                                                      Amount*         (Note 1)
                                                  (Local Currency)    (U.S. $)
                                                  ----------------  ------------
BONDS & NOTES - 61.2%
Canada - 4.8%
Government of Canada,
    8.00%, due 3/15/97 ................      CAD       3,180,000      $2,421,217
                                                                   -------------
Netherlands - 4.9%
Government of The Netherlands,
    6.25%, due 7/15/98 ................      NLG       3,810,000       2,499,503
                                                                   -------------


United States - 51.5%
Federal Home Loan Bank
    6.10%, due 9/18/00 ................      USD       5,000,000       5,010,938
U. S. Treasury Notes,
    5.875%, due 7/31/97 ...............      USD       5,000,000       5,018,750
    7.25%, due 2/15/98 ................      USD       5,000,000       5,163,281
    7.75%, due 11/30/99 ...............      USD       3,500,000       3,742,266
    6.875%, due 3/31/00 ...............      USD       7,000,000       7,283,280
                                                                   -------------
                                                                      26,218,515
                                                                   -------------

TOTAL BONDS AND NOTES (Identified Cost $30,772,883)..............     31,139,235
                                                                   -------------

COMMERCIAL PAPER - 37.9%
Columbia/HCA  Healthcare
    due 11/7/95 .......................      USD       2,000,000       1,998,033
Conagra Holdings
    due 11/27/95 ......................      USD       2,000,000       1,991,806
Crown, Cork & Seal
    due 11/1/95 .......................      USD       2,000,000       2,000,000


                       See notes to financial statements.

Short-Term World Income Portfolio
Portfolio of Investments (continued)
October 31, 1995
--------------------------------------------------------------------------------

                                                     Principal         Value
                                                      Amount*         (Note 1)
                                                  (Local Currency)    (U.S. $)
                                                  ----------------  ------------
Mattel, Inc. ..........................
    due 11/14/95 ......................      USD       2,000,000      $1,995,768
RJR-Nabisco
    due 12/1/95 .......................      USD       1,000,000         995,083
Ralston Purina
    due 11/1/95 .......................      USD       3,092,000       3,092,000
Reynolds Metal Co. ....................
    due 11/2/95 .......................      USD       2,000,000       1,999,675
Texas Electric Utilities
    due 11/9/95 .......................      USD       1,205,000       1,203,420
Unocal
    due 11/3/95 .......................      USD       2,000,000       1,999,348
Whitman Corporation
    due 11/13/95 ......................      USD       2,000,000       1,996,087
                                                                      ----------

TOTAL COMMERCIAL PAPER (Identified Cost $19,270,381)............      19,271,220
                                                                      ----------

TOTAL INVESTMENTS - 99.1%
(Identified Cost $50,043,264) ..................................      50,410,455
                                                                     -----------

Other Assets less Liabilities - 0.9% ...........................         473,758
                                                                     -----------

NET ASSETS - 100% ..............................................     $50,884,213
                                                                     ===========

* Principal amount is stated in the currency in which the security is denominated.
CAD: Canadian Dollars
NLG: Netherlands Guilder
USD: United States Dollar

                       See notes to financial statements.

Short-Term World Income Portfolio
Statement of Assets and Liabilities
October 31, 1995
--------------------------------------------------------------------------------

Assets:

Investments in securities, at market value (cost $50,043,264)
    (Notes 1 and 3) - see Portfolio of Investments                  $50,410,455
Cash                                                                     10,495
Net unrealized appreciation on forward foreign currency contracts
    purchased (Notes 1 and 4)                                            38,121
Foreign currency (cost $153,957)                                        153,957
Interest receivable                                                     413,376
Deferred organization expenses (Note 1)                                  28,450
                                                                     -----------

    Total assets                                                     51,054,854
                                                                     -----------

Liabilities:

Fund accounting and custody fees payable                                 23,334
Advisory fee payable (Note 2)                                            11,112
Administration fee payable (Note 2)                                       2,222
Other liabilities                                                       133,973
                                                                     -----------

    Total liabilities                                                   170,641
                                                                     -----------

Net assets applicable to investors'
    beneficial interests                                            $50,884,213
                                                                    ============
                       See notes to financial statements.

Short-Term World Income Portfolio
Statement of Operations
For the year ended
October 31, 1995
--------------------------------------------------------------------------------

Investment Income:
Interest income (Note 1)                                                                         $      5,092,472
Foreign taxes withheld                                                                                    (61,976)
                                                                                                   ---------------

    Total investment income                                                                             5,030,496
                                                                                                   ---------------

Expenses:
Advisory fees (Note 2)                                                                                    190,481
Custody fees                                                                                              114,017
Audit fees                                                                                                 66,230
Fund accounting fees (Note 2)                                                                              44,921
Administration fees (Note 2)                                                                               38,096
Legal fees                                                                                                 22,910
Insurance fees                                                                                             19,469
Amortization of organization expenses (Note 1)                                                             16,483
Trustees' fees and expenses (Note 2)                                                                       14,223
Other expenses                                                                                             60,752
                                                                                                   ---------------

    Total expenses                                                                                        587,582
                                                                                                   ---------------

Net investment income                                                                                   4,442,914
                                                                                                   ---------------

Realized and Unrealized Gain (Loss) on Investments (Notes 1, 3, and 4):
Net realized gain (loss) on:
    Investment securities                                                    $        89,311
    Foreign currency contracts and transactions                                    1,754,659            1,843,970
                                                                               --------------

Net unrealized appreciation (depreciation) on:
    Investment securities                                                           (993,071)
    Foreign currency contracts and translations                                      623,430             (369,641)
                                                                               --------------      ---------------

Net realized and unrealized gain on investments and
    foreign currency transactions                                                                       1,474,329
                                                                                                   ---------------

Net increase in net assets resulting from operations                                             $      5,917,243
                                                                                                   ===============

                       See notes to financial statements.

Short-Term World Income Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   For the year ended October 31,
                                                                          -------------------------------------------------
Increase (Decrease) in Net Assets:                                               1995                        1994
                                                                          -------------------       -----------------------
Operations:
Net investment income                                                             $4,442,914                   $12,047,475
Net realized gain (loss) from investments and
    foreign currency transactions                                                  1,843,970                   (17,548,040)
Net unrealized depreciation on investments and
    foreign currency translations                                                   (369,641)                     (382,899)
                                                                          -------------------       -----------------------

Net increase (decrease) in net assets resulting
    from operations                                                                5,917,243                    (5,883,464)
                                                                          -------------------       -----------------------

Transactions in Investors' Beneficial Interests:
Additions                                                                            670,918                    89,193,871
Reductions                                                                       (64,527,159)                 (157,778,942)
                                                                          -------------------       -----------------------

Net decrease in net assets resulting from
    transactions in investors' beneficial interests                              (63,856,241)                  (68,585,071)
                                                                          -------------------       -----------------------

Net decrease in net assets                                                       (57,938,998)                  (74,468,535)

Net Assets:
Beginning of year                                                                108,823,211                   183,291,746
                                                                          -------------------       -----------------------

End of year                                                                      $50,884,213                  $108,823,211
                                                                          ===================       =======================

                       See notes to financial statements.

Short-Term World Income Portfolio
--------------------------------------------------------------------------------


                                                                                                    For the period
                                                                                                         ended
                                                        For the year ended October 31,                October 31,
                                                 ----------------------------------------------
                                                     1995            1994            1993              1992 (a)
                                                 -------------   -------------   --------------   --------------------
Ratios/Supplementary data:
    Net investment income to
        average net assets                           5.83%           6.60%           5.99%               6.51%(b)
    Expenses to average net assets                   0.77%           0.48%           0.60%               0.60%(b)
    Portfolio turnover                                264%            192%             37%                 10%

    (a) Comencement of operations, July 20, 1992.
    (b) Annualized.


                       See notes to financial statements.

Short-Term World Income Portfolio
Notes to Financial Statements
October 31, 1995
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies. Short-Term World Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The following is a summary of the significant accounting policies of the Portfolio.

         A. Valuation of Investments. Debt securities (other than short-term obligations maturing in sixty days or less) for which price quotations are available will normally be valued on the basis of market valuations furnished by brokers. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost, which approximates market value.

         B.  Foreign  Currency  Translation.   The  accounting  records  of  the
Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.

         C. Forward Foreign Currency Contracts. The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, or to increase or decrease its currency exposure. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if a counterparty to the contracts is unable to meet the terms of its contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar value of the foreign currency underlying all contractual commitments held by the Portfolio is determined using forward foreign currency exchange rates supplied by a quotation service.

         D. Repurchase Agreements. The Portfolio may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date.

Short-Term World Income Portfolio
Notes to Financial Statements (continued)
October 31, 1995
--------------------------------------------------------------------------------

The Portfolio may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Portfolio's Board of Trustees. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, the Portfolio will seek to dispose of such securities, which action could involve costs or delays. To minimize this risk, securities collateralizing the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest.

         E. Futures Contracts and Options. The Portfolio may invest in futures contracts and write options. These investments involve to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts reflect the involvement the Portfolio has in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates. Risks also may arise if there is an illiquid secondary market for the instruments, or due to the inability of counterparties to perform.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer supplied valuations. There were no open futures contracts at October 31, 1995.

         F. Interest Income. Interest income is accrued as earned. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

         G. Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. Accordingly, no provision for United States federal income or excise tax is necessary.

Short-Term World Income Portfolio
Notes to Financial Statements (continued)
October 31, 1995
--------------------------------------------------------------------------------

         H. Deferred Organization Expenses. Expenses incurred by the Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five year period.

         I. Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.


2. Transactions with Affiliates.

         A. Investment Advisory Fee Pursuant to an Investment Advisory Agreement approved by the Trustees of the Portfolio on May 17, 1995, the Portfolio has retained Brinson Partners, Inc. ("Brinson"), a wholly-owned investment advisory subsidiary of Swiss Bank Corporation, to make investment decisions for the Portfolio effective July 29, 1995. For its services under the Investment Advisory Agreement, Brinson receives a fee from the Portfolio, computed daily and paid monthly, at an annual rate not to exceed 0.25% of the Portfolio's average daily net assets. For the period July 29, 1995 through October 31, 1995, Brinson received $34,391 in advisory fees. Prior to July 29, 1995 the Portfolio had retained SBC Portfolio Management International, Inc. ("SBC"), a wholly-owned investment advisory subsidiary of Swiss Bank Corporation, as the Portfolio's adviser. For the period November 1, 1994 through July 28, 1995, SBC received $156,090 in advisory fees.

         B. Administration Fee. Pursuant to an Administrative Services Agreement, the Portfolio has retained SwissKey Fund Services, Inc. ("SFS") to serve as Administrator and exclusive placement agent. SFS provides administrative services necessary for the operation of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with SFS. For its services under the Administrative Services Agreement, SFS receives a fee from the Portfolio, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the Portfolio's average daily net assets.

         C. Trustee Fees. Each Trustee who is not an "interested person" (as defined in the Act) of the Fund receives an annual retainer prorated by the net assets of the Short-Term World Income Portfolio, and its respective feeder

Short-Term World Income Portfolio
Notes to Financial Statements (continued)
October 31, 1995
--------------------------------------------------------------------------------

funds. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with committee or board meetings. For the fiscal year ended October 31, 1995, the Portfolio accrued $14,223 in Trustee fees and expenses.

         D. Fund Accounting Fees. On December 15, 1994, the Trustees of the Portfolio, retroactively to September 19, 1994, approved a Fund Accounting Agreement with Signature Financial Services, Inc. ("SFSI"). For its services SFSI will receive $40,000 per year plus expenses. For the fiscal year ended October 31, 1995, the Portfolio accrued $44,921 in fund accounting fees and expenses.

3. Investment in Securities. Purchases and sales of securities (other than short-term obligations) including maturities, foreign currencies and forward currency contracts were as follows:

                                        Purchases             Sales
                                        ---------             -----
Investments                            $25,591,984         $74,521,399
U.S. Government
    Obligations                        $76,184,698         $57,982,781


For United States federal income tax purposes, the cost of securities owned at October 31, 1995 was $50,043,264. At October 31, 1995, the components of net unrealized appreciation of investments were as follows:

         Gross appreciation                                  $ 370,942
         Gross depreciation                                     (3,751)
                                                             ---------
         Net appreciation on investments                     $ 367,191
                                                             =========

Short-Term World Income Portfolio
Notes to Financial Statements (continued)
October 31, 1995
--------------------------------------------------------------------------------

4. Commitments. During the fiscal year ended October 31, 1995 the Portfolio entered into various forward contracts which obligate the Portfolio to deliver or receive currencies at specified future dates. Open contracts at October 31, 1995 were as follows:

                                                               Net Unrealized
          Contracts         In        Settlement                Appreciation
         to Deliver*    Exchange for     Date         Value    (Depreciation)
         -----------    ------------     ----         -----    --------------
Sale
----
NLG       3,885,000      $2,499,517     11/7/95     $2,464,319        $35,198
NLG**       265,000         170,495     11/7/95        167,298          3,197
NLG**       200,000         128,675     11/7/95        128,949          (274)
                            -------                    -------          ----

                         $2,798,687                 $2,760,566        $38,121
                         ==========                 ==========        =======
*    In local currency.
** Value represents amount to be delivered from offsetting forward contract on settlement date.

REPORT OF ERNST & YOUNG, INDEPENDENT AUDITORS




To the Investors and Board of Trustees.
Short-Term World Income Portfolio



We have audited the accompanying statement of assets and liabilities of Short-Term World Income Portfolio, including the portfolio of investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the periods indicated therein. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Short-Term World Income Portfolio at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the indicated periods, in conformity with accounting principles generally accepted in the United States of America.



                                                     ERNST & YOUNG

George Town, Grand Cayman
December 27, 1995

INVESTMENT ADVISER
Brinson Partners, Inc.
(A wholly-owned investment advisory
subsidiary of Swiss Bank Corporation)


SUBADMINISTRATOR AND DISTRIBUTOR
SwissKey Fund Services


CUSTODIAN
Brown Brothers Harriman & Co.


TRANSFER AGENT
Fund/Plan Services


INDEPENDENT AUDITORS
Ernst & Young


COUNSEL
Baker  McKenzie


TRUSTEES - SWISSKEY FUNDS
Hermann H. Baumberger
Gottlieb A. Faas
J. Max Moudy
Gottfried Stadeli


TRUSTEES - SHORT-TERM WORLD INCOME PORTFOLIO
Peter Hugentobler
William Huwyler
Anthony M. Laszlo